Acquisitions - Estimated Fair Value of Assets Acquired of Acquisition Date (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 20,014	$ 7,844	$ 2,572
Fresno
Disclosure of detailed information about business combination [line items]
Intangible assets			7,900
Right-of-use assets			153
Lease liability			(153)
Net identifiable assets and liabilities			7,900
Goodwill			17,771	$ 17,800
Aggregate purchase price		$ 25,700	$ 25,671